Property, Premises and Equipment	12 Months Ended
Dec. 31, 2019
Property, Premises and Equipment [Abstract]
PROPERTY, PREMISES AND EQUIPMENT
13.	PROPERTY, PREMISES AND EQUIPMENT

	Office buildings	Aircraft	Office furniture	Computers	Equipment	Leasehold improvements	Vehicles	Work in progress	Right of use assets	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD
Cost
At 1 January 2019	2,674,521	11,290,405	1,633,314	1,553,789	281,370	1,320,273	964,531	-	-	19,718,203
Impact of the IFRS 16 adoption (note 2)	-	-	-	-	-	-	-	-	1,715,606	1,715,606
Adjusted balance	2,674,521	11,290,405	1,633,314	1,553,789	281,370	1,320,273	964,531	-	1,715,606	21,433,809
Additions	3,614	-	19,152	122,981	9,698	163,318	115,570	8,972	1,002,005	1,445,310
Disposals	-	-	-	(31,261)	(254)	(71,636)	(69,322)	-	(792,544)	(965,017)
At 31 December 2019	2,678,135	11,290,405	1,652,466	1,645,509	290,814	1,411,955	1,010,779	8,972	1,925,067	21,914,102

Depreciation
At 1 January 2019	757,200	1,806,464	1,325,569	1,297,939	278,263	1,220,100	815,671	-	-	7,501,206
Deprecation for the year	136,449	903,232	56,749	169,390	3,941	53,354	67,440	-	516,175	1,906,730
Disposals	-	-	-	(31,261)	(95)	(23,231)	(69,320)	-	(104,769)	(228,676)
At 31 December 2019	893,649	2,709,696	1,382,318	1,436,068	282,109	1,250,223	813,791	-	411,406	9,179,260
Net carrying amount
At 31 December 2019	1,784,486	8,580,709	270,148	209,441	8,705	161,732	196,988	8,972	1,513,661	12,734,842

Cost
At 1 January 2018	2,669,763	11,290,405	1,513,831	1,413,182	274,433	1,177,342	964,531	-	-	19,303,487
Additions	4,758	-	119,483	140,607	6,937	142,931	-	-	-	414,716
At 31 December 2018	2,674,521	11,290,405	1,633,314	1,553,789	281,370	1,320,273	964,531	-	-	19,718,203

Depreciation
At 1 January 2018	704,219	903,232	1,273,047	1,184,117	272,606	1,177,341	698,388	-	-	6,212,950
Deprecation for the year	52,981	903,232	52,522	113,822	5,657	42,759	117,283	-	-	1,288,256
At 31 December 2018	757,200	1,806,464	1,325,569	1,297,939	278,263	1,220,100	815,671	-	-	7,501,206
Net carrying amount
At 31 December 2018	1,917,321	9,483,941	307,745	255,850	3,107	100,173	148,860	-	-	12,216,997

The depreciation of the aircraft for the year ended 31 December 2019 amounted to USD 903,232 (2018: USD 903,232) (2017: USD 903,232) was allocated proportionally between the other expenses and general and administrative expenses based on the flight hours of chartered trips and business-related trips. The depreciation and amortization (note 14) charges for the year 2019, 2018 and 2017 were allocated as follows:

	2019	2018	2017
	USD	USD	USD

Property premises and equipment depreciation charge for the year	1,906,730	1,288,256	1,406,831
Intangible assets amortization charge for the year (note 14)	48,728	71,704	78,303
Aircraft depreciation allocated to listing transaction deferred cost (note 11)	(72,555)	-	-
Aircraft depreciation allocated to other expenses (note 23)	(594,496)	(490,820)	(462,184)
Total depreciation and amortization allocated to G&A	1,288,407	869,140	1,022,950

Fully depreciated property, premises and equipment still in use amounted to USD 5,206,087 as at 31 December 2019 (2018: USD 4,337,158).